EFMT DEPOSITOR LLC ABS 15G

Exhibit 99.81

Loan ID	Seller Loan ID	Investor Loan ID	Field Name	Verified Value	Bid Tape Value	Comment
2050567			Verified Doc Type	XXXXXX	XXXXXX	XXXXXX
2053626			Qualifying Total Debt Income Ratio	XXXXXX	XXXXXX	XXXXXX